Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 3.1%
29,946		AGL Energy Ltd.	$354,724	0.2
3,440		ASX Ltd.	202,687	0.1
192,250		Aurizon Holdings Ltd.	613,075	0.3
16,668		Australia & New Zealand Banking Group Ltd.	211,695	0.1
45,414		BHP Group Ltd.	1,195,697	0.5
83,340		Fortescue Metals Group Ltd.	1,037,349	0.5
96,831		Medibank Pvt Ltd.	193,380	0.1
37,900		Newcrest Mining Ltd.	965,532	0.4
25,449		Rio Tinto Ltd.	1,862,575	0.9
			6,636,714	3.1

		Belgium: 0.8%
7,306		Colruyt S.A.	424,309	0.2
9,078		UCB S.A.	1,166,452	0.6
			1,590,761	0.8

		Canada: 4.4%
13,869		Bank of Nova Scotia	569,587	0.3
28,430		BCE, Inc.	1,192,003	0.6
16,946		Canadian Imperial Bank of Commerce - XTSE	1,173,170	0.6
1,263		Constellation Software, Inc./Canada	1,493,941	0.7
5,901		Kirkland Lake Gold Ltd.	322,265	0.1
13,017		National Bank Of Canada	614,577	0.3
18,583		Open Text Corp.	836,440	0.4
6,773		Rogers Communications, Inc.	276,594	0.1
69,331		TELUS Corp.	1,202,404	0.6
15,417		Waste Connections, Inc.	1,578,238	0.7
			9,259,219	4.4

		China: 0.6%
428,500		BOC Hong Kong Holdings Ltd.	1,194,682	0.6
12,100,000	(1),(2)	China Hongxing Sports Ltd.	–	–
			1,194,682	0.6

		Denmark: 2.0%
5,782		Carlsberg A/S	853,941	0.4
8,916		Coloplast A/S	1,521,937	0.7
28,231		Novo Nordisk A/S	1,852,309	0.9
			4,228,187	2.0

		Finland: 1.4%
20,450		Kone Oyj	1,623,913	0.8
12,749		Orion Oyj	556,228	0.2
23,598		Sampo OYJ	852,935	0.4
			3,033,076	1.4

		France: 0.9%
2,890		Danone	193,438	0.1
14,141		Edenred	701,455	0.3
2,211	(2)	Eiffage SA	193,226	0.1
76,195		Orange SA	893,075	0.4
			1,981,194	0.9

		Germany: 1.0%
2,145		Allianz SE	445,033	0.2
35,005	(2)	Deutsche Post AG	1,420,864	0.7
115,267		Telefonica Deutschland Holding AG	314,514	0.1
			2,180,411	1.0

		Hong Kong: 1.4%
142,000		CK Hutchison Holdings Ltd.	927,232	0.4
61,500		CLP Holdings Ltd.	581,525	0.3
216,000		HKT Trust / HKT Ltd.	318,274	0.1
11,100		Jardine Matheson Holdings Ltd.	453,960	0.2
353,000		PCCW Ltd.	199,005	0.1
100,000		Power Assets Holdings Ltd.	556,906	0.3
			3,036,902	1.4

		Ireland: 1.0%
21,140		Medtronic PLC	2,039,587	1.0

		Israel: 0.2%
95,661		Bank Leumi Le-Israel BM	484,942	0.2

		Italy: 1.0%
34,956		Enel S.p.A.	320,216	0.2
15,075	(2)	FinecoBank Banca Fineco SpA	219,760	0.1
128,072	(2)	Intesa Sanpaolo SpA	261,056	0.1
249,373		Snam SpA	1,327,530	0.6
			2,128,562	1.0

		Japan: 8.2%
51,500		Canon, Inc.	828,765	0.4
4,800		Central Japan Railway Co.	582,286	0.3
4,600		East Japan Railway Co.	265,165	0.1
28,000		Fuji Film Holdings Corp.	1,252,232	0.6
1,000		Hikari Tsushin, Inc.	216,801	0.1
15,900		Hitachi Ltd.	476,269	0.2
4,900		Hoya Corp.	483,236	0.2
15,500		Kamigumi Co., Ltd.	282,886	0.1
10,500		Konami Holdings Corp.	320,870	0.2
4,700		Kyocera Corp.	261,744	0.1
10,800		Kyushu Railway Co.	213,353	0.1
4,600		Lawson, Inc.	229,065	0.1
27,400		LIXIL Group Corp.	365,731	0.2
11,400		Medipal Holdings Corp.	208,775	0.1
6,500		MEIJI Holdings Co., Ltd.	510,409	0.2
12,300		Mitsubishi Corp.	247,843	0.1
35,800		MS&AD Insurance Group Holdings, Inc.	899,584	0.4
37,500		Nippon Telegraph & Telephone Corp.	870,430	0.4
9,000		NTT DoCoMo, Inc.	247,780	0.1
13,400		Secom Co., Ltd.	1,158,819	0.6
65,000		Sekisui House Ltd.	1,187,145	0.6
25,800		SG Holdings Co. Ltd.	946,825	0.5
96,300		Softbank Corp.	1,289,092	0.6
85,400		Sumitomo Corp.	948,770	0.5
18,300		Sumitomo Mitsui Financial Group, Inc.	487,630	0.2

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
13,800		Sundrug Co., Ltd.	$469,627	0.2
5,800		Suzuken Co., Ltd.	206,318	0.1
8,200		Trend Micro, Inc.	480,921	0.2
4,900		Tsuruha Holdings, Inc.	679,462	0.3
2,500		Welcia Holdings Co. Ltd.	229,087	0.1
14,100		West Japan Railway Co.	608,908	0.3
			17,455,828	8.2

		Netherlands: 1.4%
32,351		Koninklijke Ahold Delhaize NV	931,739	0.4
117,499		Koninklijke KPN NV	309,541	0.2
29,121		Unilever NV	1,720,774	0.8
			2,962,054	1.4

		New Zealand: 0.1%
94,959		Spark New Zealand Ltd.	311,194	0.1

		Norway: 0.2%
44,177		Orkla ASA	434,518	0.2

		Singapore: 0.2%
83,000		Singapore Exchange Ltd.	495,122	0.2

		Spain: 1.3%
32,084		Enagas	809,460	0.4
45,600		Ferrovial SA - FERE	1,116,610	0.5
29,005		Red Electrica Corp. SA	565,448	0.3
45,906		Telefonica S.A.	192,256	0.1
			2,683,774	1.3

		Sweden: 0.3%
3,080		Swedish Match AB	237,310	0.1
26,087		Telefonaktiebolaget LM Ericsson	303,524	0.2
			540,834	0.3

		Switzerland: 3.5%
6,165		LafargeHolcim Ltd.-CHF	291,669	0.1
12,801		Logitech International SA	933,812	0.4
19,375		Nestle SA	2,304,109	1.1
7,114		Roche Holding AG	2,463,981	1.2
3,794		Zurich Insurance Group AG	1,403,032	0.7
			7,396,603	3.5

		United Kingdom: 3.4%
18,141		Admiral Group Plc	565,724	0.3
36,728	(3)	Auto Trader Group PLC	256,565	0.1
128,293		Aviva PLC	441,208	0.2
130,981		Direct Line Insurance Group PLC	506,857	0.3
93,566		Evraz PLC	346,472	0.2
84,486		GlaxoSmithKline PLC	1,682,992	0.8
24,062		Imperial Brands PLC	400,893	0.2
10,244		London Stock Exchange Group PLC	1,131,544	0.5
191,980		Natwest Group PLC	264,398	0.1
72,453		Sage Group PLC/The	687,572	0.3
22,549		Smith & Nephew PLC	445,061	0.2
307,716		Vodafone Group PLC	462,452	0.2
			7,191,738	3.4

		United States: 62.5%
22,094		AbbVie, Inc.	2,096,942	1.0
3,540		Accenture PLC	795,721	0.4
20,717		Activision Blizzard, Inc.	1,711,846	0.8
28,808		Aflac, Inc.	1,024,701	0.5
6,570		Air Products & Chemicals, Inc.	1,883,159	0.9
5,755		Allison Transmission Holdings, Inc.	215,007	0.1
8,859		Allstate Corp.	836,201	0.4
35,945		Altria Group, Inc.	1,479,137	0.7
21,323		Amdocs Ltd.	1,324,158	0.6
13,490		Ameren Corp.	1,082,438	0.5
6,558		American Water Works Co., Inc.	965,797	0.5
8,443		Amgen, Inc.	2,065,749	1.0
1,431		Anthem, Inc.	391,808	0.2
8,119		Aptargroup, Inc.	935,309	0.4
68,982		AT&T, Inc.	2,040,488	1.0
8,179		Avnet, Inc.	218,543	0.1
26,796		Bank of America Corp.	666,684	0.3
17,845		Booz Allen Hamilton Holding Corp.	1,459,007	0.7
32,613		Bristol-Myers Squibb Co.	1,913,079	0.9
10,371		Broadridge Financial Solutions, Inc. ADR	1,393,240	0.7
2,426		Carlisle Cos., Inc.	288,888	0.1
10,980		CDK Global, Inc.	499,151	0.2
3,040		CDW Corp.	353,400	0.2
1,461		Chemed Corp.	719,090	0.3
18,439		Chevron Corp.	1,547,770	0.7
3,741		Church & Dwight Co., Inc.	360,370	0.2
49,065		Cisco Systems, Inc.	2,310,961	1.1
5,413		Citigroup, Inc.	270,704	0.1
9,642		Citrix Systems, Inc.	1,376,492	0.7
18,661		CMS Energy Corp.	1,197,663	0.6
5,543		Cognizant Technology Solutions Corp.	378,698	0.2
3,522		Colgate-Palmolive Co.	271,898	0.1
6,815		Comcast Corp. – Class A	291,682	0.1
11,624		Corporate Office Properties Trust SBI MD	307,803	0.2
4,006		CSX Corp.	285,788	0.1
15,092		Dolby Laboratories, Inc.	1,050,403	0.5
8,088		Dollar General Corp.	1,539,955	0.7
7,540		DTE Energy Co.	871,850	0.4
1,436		Everest Re Group Ltd.	314,182	0.2
17,793		Evergy, Inc.	1,153,520	0.5
6,956		Exelon Corp.	268,571	0.1
19,608		Flir Systems, Inc.	816,869	0.4
14,969		Flowers Foods, Inc.	340,545	0.2
24,849		General Mills, Inc.	1,572,196	0.7
14,216		Gentex Corp.	383,690	0.2
50,262		Geo Group, Inc./The	534,285	0.3
16,939		Gilead Sciences, Inc.	1,177,769	0.6
6,944		Hanover Insurance Group, Inc.	707,455	0.3
9,928		Hershey Co.	1,443,630	0.7

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
11,434	Honeywell International, Inc.	$1,707,897	0.8
742	Humana, Inc.	291,198	0.1
43,388	Intel Corp.	2,070,909	1.0
14,042	International Business Machines Corp.	1,726,323	0.8
5,795	Intuit, Inc.	1,775,414	0.8
7,607	Jack Henry & Associates, Inc.	1,356,328	0.6
22,244	Johnson & Johnson	3,242,285	1.5
16,305	JPMorgan Chase & Co.	1,575,715	0.7
60,107	Juniper Networks, Inc.	1,525,516	0.7
2,557	Kansas City Southern	439,420	0.2
11,139	Kimberly-Clark Corp.	1,693,574	0.8
6,106	Kroger Co.	212,428	0.1
15,258	Leidos Holdings, Inc.	1,451,951	0.7
4,659	Life Storage, Inc.	457,188	0.2
2,817	Lockheed Martin Corp.	1,067,558	0.5
1,820	MarketAxess Holdings, Inc.	940,394	0.4
22,162	Maxim Integrated Products	1,509,011	0.7
15,775	MAXIMUS, Inc.	1,170,663	0.6
7,652	McDonald's Corp.	1,486,631	0.7
29,564	Merck & Co., Inc.	2,372,215	1.1
41,803	Microsoft Corp.	8,570,033	4.0
10,176	Motorola Solutions, Inc.	1,422,605	0.7
2,867	MSC Industrial Direct Co.	189,251	0.1
6,755	Nasdaq, Inc.	886,999	0.4
16,808	National Instruments Corp.	596,684	0.3
1,446	NewMarket Corp.	541,975	0.3
12,171	OGE Energy Corp.	400,426	0.2
13,119	Omnicom Group	704,884	0.3
34,874	Oracle Corp.	1,933,763	0.9
14,015	Packaging Corp. of America	1,347,122	0.6
17,130	Paychex, Inc.	1,231,990	0.6
16,888	PepsiCo, Inc.	2,324,802	1.1
66,812	Pfizer, Inc.	2,570,926	1.2
20,547	Philip Morris International, Inc.	1,578,215	0.7
13,490	Phillips 66	836,650	0.4
5,260	Pinnacle West Capital Corp.	437,001	0.2
20,466	Procter & Gamble Co.	2,683,502	1.3
19,501	Progressive Corp.	1,761,720	0.8
3,943	Public Storage, Inc.	788,127	0.4
14,208	Qualcomm, Inc.	1,500,507	0.7
12,416	Quest Diagnostics, Inc.	1,577,701	0.7
4,877	Reliance Steel & Aluminum Co.	479,214	0.2
17,194	Republic Services, Inc.	1,500,176	0.7
705	Roper Technologies, Inc.	304,877	0.1
1,303	S&P Global, Inc.	456,376	0.2
32,867	Service Corp. International	1,425,113	0.7
19,341	Silgan Holdings, Inc.	739,793	0.4
11,129	Sonoco Products Co.	575,814	0.3
13,687	Southern Co.	747,447	0.4
46,715	Switch, Inc.	840,403	0.4
13,551	Target Corp.	1,705,800	0.8
15,024	Texas Instruments, Inc.	1,916,311	0.9
3,057	United Parcel Service, Inc. - Class B	436,417	0.2
51,287	Valvoline, Inc.	1,052,409	0.5
44,542	Verizon Communications, Inc.	2,560,274	1.2
14,208	Waste Management, Inc.	1,557,197	0.7
30,379	Werner Enterprises, Inc.	1,336,220	0.6
49,990	Western Union Co.	1,213,757	0.6
53,646	Williams Cos., Inc.	1,026,248	0.5
18,584	Xerox Holdings Corp.	309,424	0.2
8,779	Xilinx, Inc.	942,426	0.5
6,244	Yum! Brands, Inc.	568,516	0.3
11,404	Zoetis, Inc.	1,729,759	0.8
		132,515,764	62.5

	Total Common Stock
	(Cost $197,910,294)	209,781,666	98.9

EXCHANGE-TRADED FUNDS: 0.7%
8,130	iShares MSCI EAFE ETF	504,466	0.2
3,275	SPDR S&P 500 ETF Trust	1,069,353	0.5

	Total Exchange-Traded Funds
	(Cost $1,173,757)	1,573,819	0.7

	Total Long-Term Investments
	(Cost $199,084,051)	211,355,485	99.6

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
539,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%
	(Cost $539,000)	539,000	0.3

	Total Short-Term Investments
	(Cost $539,000)	539,000	0.3

	Total Investments in Securities (Cost $199,623,051)	$211,894,485	99.9
	Assets in Excess of Other Liabilities	119,996	0.1
	Net Assets	$212,014,481	100.0

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of July 31, 2020.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	25.1%
Health Care	15.5
Consumer Staples	11.1
Industrials	10.8
Financials	10.4
Communication Services	7.5
Materials	6.4
Utilities	5.5
Consumer Discretionary	4.0
Energy	1.6
Real Estate	1.0
Exchange-Traded Funds	0.7
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$6,636,714	$–	$6,636,714
Belgium	–	1,590,761	–	1,590,761
Canada	9,259,219	–	–	9,259,219
China	–	1,194,682	–	1,194,682
Denmark	–	4,228,187	–	4,228,187
Finland	–	3,033,076	–	3,033,076
France	–	1,981,194	–	1,981,194
Germany	–	2,180,411	–	2,180,411
Hong Kong	–	3,036,902	–	3,036,902
Ireland	2,039,587	–	–	2,039,587
Israel	–	484,942	–	484,942
Italy	–	2,128,562	–	2,128,562
Japan	229,087	17,226,741	–	17,455,828
Netherlands	–	2,962,054	–	2,962,054
New Zealand	–	311,194	–	311,194
Norway	–	434,518	–	434,518
Singapore	–	495,122	–	495,122
Spain	–	2,683,774	–	2,683,774
Sweden	–	540,834	–	540,834
Switzerland	–	7,396,603	–	7,396,603
United Kingdom	–	7,191,738	–	7,191,738
United States	132,515,764	–	–	132,515,764
Total Common Stock	144,043,657	65,738,009	–	209,781,666
Exchange-Traded Funds	1,573,819	–	–	1,573,819
Short-Term Investments	539,000	–	–	539,000
Total Investments, at fair value	$146,156,476	$65,738,009	$–	$211,894,485

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $200,372,305.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,455,556
Gross Unrealized Depreciation	(15,845,795)

Net Unrealized Appreciation	$11,609,761